Payments, Details - 12 months ended Dec. 31, 2024 - ZAR (R) R in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	R 6	Taxes	SOUTH AFRICA		South African Revenue Service (SARS) [Member]			SA gold (DRDGOLD) [Member]
#: 2
	226	Taxes	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 3
	3	Taxes	SOUTH AFRICA		South African Revenue Service (SARS) [Member]		Gold [Member]	SA gold (DRDGOLD) [Member]
#: 4
	91	Taxes	SOUTH AFRICA	snj:ZA-GP	South African Revenue Service (SARS) [Member]	Far West Gold Recoveries [Member]	Gold [Member]	SA gold (DRDGOLD) [Member]	Open Pit
#: 5
	3	Taxes	SOUTH AFRICA		South African Revenue Service (SARS) [Member]			Platinum (Marikana) [Member]
#: 6
	34	Taxes	SOUTH AFRICA	snj:ZA-LP	South African Revenue Service (SARS) [Member]	Limpopo [Member]	PGM [Member]	Platinum (Marikana) [Member]	Underground Mining
#: 7
	72	Taxes	SOUTH AFRICA		South African Revenue Service (SARS) [Member]	B-BBEE SPV [Member]		SA PGM Corporate [Member]
#: 8
	42	Taxes	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Platinum Mile operations [Member]	PGM [Member]	Platinum (Platinum mile) [Member]	Open Pit
#: 9
	16	Taxes	SOUTH AFRICA		South African Revenue Service (SARS) [Member]	Beatrix, Driefontein and Kloof operations [Member]	Gold [Member]	SA gold (Beatrix Driefontein, Kloof, Gold corporate) [Member]
#: 10
	6	Taxes	SOUTH AFRICA		South African Revenue Service (SARS) [Member]			SA gold (Gold corporate) [Member]
#: 11
	14	Taxes	SOUTH AFRICA		South African Revenue Service (SARS) [Member]			Group corporate [Member]
#: 12
	803	Taxes	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 13
	14	Taxes	SOUTH AFRICA		South African Revenue Service (SARS) [Member]			Group corporate [Member]
#: 14
	3	Taxes	SOUTH AFRICA		South African Revenue Service (SARS) [Member]			SA PGM Corporate [Member]
#: 15
	3	Taxes	SOUTH AFRICA		South African Revenue Service (SARS) [Member]			Group corporate [Member]
#: 16
	154	Taxes	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 17
	14	Royalties	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 18
	2	Royalties	SOUTH AFRICA	snj:ZA-GP	South African Revenue Service (SARS) [Member]	Cooke operations [Member]	Gold [Member]	SA gold (Cooke) [Member]	Open Pit
#: 19
	5	Royalties	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Kroondal operations [Member]	PGM [Member]	Platinum (Kroondal) [Member]	Underground Mining
#: 20
	4	Royalties	SOUTH AFRICA	snj:ZA-GP	South African Revenue Service (SARS) [Member]	Cooke operations [Member]	Gold [Member]	SA gold (Cooke) [Member]	Open Pit
#: 21
	112	Royalties	SOUTH AFRICA		South African Revenue Service (SARS) [Member]	Beatrix, Driefontein and Kloof operations [Member]	Gold [Member]	SA gold (Beatrix Driefontein, Kloof, Gold corporate) [Member]
#: 22
	149	Royalties	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 23
	193	Royalties	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 24
	2	Fees	SOUTH AFRICA	snj:ZA-GP	National Nuclear Regulator [Member]	Ergo [Member]	Gold [Member]	SA gold (DRDGOLD) [Member]	Open Pit
#: 25
	3	Fees	SOUTH AFRICA	snj:ZA-NW	Department of Water and Sanitation [Member]	Kroondal operations [Member]	PGM [Member]	Platinum (Kroondal) [Member]	Underground Mining
#: 26
	2	Fees	SOUTH AFRICA	snj:ZA-GP	Mine Health and Safety Council [Member]	Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 27
	2	Fees	SOUTH AFRICA	snj:ZA-GP	Mine Health and Safety Council [Member]	Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 28
	4	Fees	SOUTH AFRICA	snj:ZA-NW	Mine Health and Safety Council [Member]	Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 29
	9	Fees	SOUTH AFRICA	snj:ZA-NW	Department of Water and Sanitation [Member]	Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 30
	7	Fees	SOUTH AFRICA	snj:ZA-NW	Mine Health and Safety Council [Member]	Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 31
	3	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Kroondal operations [Member]	PGM [Member]	Platinum (Kroondal) [Member]	Underground Mining
#: 32
	3	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Kroondal operations [Member]	PGM [Member]	Platinum (Kroondal) [Member]	Underground Mining
#: 33
	6	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 34
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-MP		Beatrix operations [Member]	Gold [Member]	SA gold (Gold corporate) [Member]	Underground Mining
#: 35
	46	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-FS		Beatrix operations [Member]	Gold [Member]	SA gold (Beatrix) [Member]
#: 37
	4	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-FS		Beatrix operations [Member]	Gold [Member]	SA gold (Beatrix) [Member]
#: 38
	90	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 39
	32	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 41
	12	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 42
	7	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 43
	4	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 44
	3	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 45
	3	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 46
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 47
	4	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 48
	3	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 49
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 50
	71	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 52
	9	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 53
	8	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 54
	7	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 55
	3	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 56
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 57
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 58
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 59
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 60
	3	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 61
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 62
	8	Comm. Social Resp.	SOUTH AFRICA			Beatrix, Driefontein and Kloof operations [Member]	Gold [Member]	SA gold (Beatrix Driefontein, Kloof, Gold corporate) [Member]
#: 63
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 64
	3	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 65
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 66
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 67
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 68
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 70
	22	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 71
	14	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 72
	11	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 73
	6	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 74
	6	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 75
	5	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 76
	4	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 77
	4	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 78
	4	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 79
	3	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 80
	3	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 81
	3	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 82
	3	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 83
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 84
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 85
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 86
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 87
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 88
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 89
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 90
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 92
	9	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 93
	6	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 94
	5	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 95
	4	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 97
	3	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 98
	185	Royalties	AUSTRALIA	snj:AU-QLD	Queensland Revenue Office [Member]	Century zinc retreatment operation [Member]	Zinc and silver [Member]	Australian operations [Member]	Open Pit
#: 99
	25	Comm. Social Resp.	AUSTRALIA	snj:AU-QLD	Waanyi Joint Venture Proprietary Limited [Member]	Century zinc retreatment operation [Member]	Zinc and silver [Member]	Australian operations [Member]	Open Pit
#: 100
	R 20	Comm. Social Resp.	AUSTRALIA	snj:AU-QLD	Aboriginal Development Benefits Trust [Member]	Century zinc retreatment operation [Member]	Zinc and silver [Member]	Australian operations [Member]	Open Pit